Group Structure and Recent Changes - Summary of Group Included Subsidiaries (Details)	12 Months Ended
Dec. 31, 2024
Viking River Cruises Australia Pty. Ltd. [Member]
Disclosure of subsidiaries [line items]
Ownership	100.00%
Country of Incorporation	Australia
Viking China Investments Ltd [Member]
Disclosure of subsidiaries [line items]
Ownership	100.00%
Country of Incorporation	Bermuda
Viking Cruises Holdings Ltd [Member]
Disclosure of subsidiaries [line items]
Ownership	100.00%
Country of Incorporation	Bermuda
Viking Cruises International Ltd (previously Viking Cruises China Ltd) [Member]
Disclosure of subsidiaries [line items]
Ownership	100.00%
Country of Incorporation	Bermuda
Viking Cruises Ltd [Member]
Disclosure of subsidiaries [line items]
Ownership	100.00%
Country of Incorporation	Bermuda
Viking Cruises USA Ltd [Member]
Disclosure of subsidiaries [line items]
Ownership	100.00%
Country of Incorporation	Bermuda
Viking Expedition Ltd [Member]
Disclosure of subsidiaries [line items]
Ownership	100.00%
Country of Incorporation	Bermuda
Viking Expedition Ship I Ltd [Member]
Disclosure of subsidiaries [line items]
Ownership	100.00%
Country of Incorporation	Bermuda
Viking Expedition Ship II Ltd [Member]
Disclosure of subsidiaries [line items]
Ownership	100.00%
Country of Incorporation	Bermuda
Viking Financial Services Ltd [Member]
Disclosure of subsidiaries [line items]
Ownership	100.00%
Country of Incorporation	Bermuda
Viking Fulfillment Center Ltd [Member]
Disclosure of subsidiaries [line items]
Ownership	100.00%
Country of Incorporation	Bermuda
Viking Investments Asia Ltd [Member]
Disclosure of subsidiaries [line items]
Ownership	100.00%
Country of Incorporation	Bermuda
Viking Ocean Cruises Finance Ltd [Member]
Disclosure of subsidiaries [line items]
Ownership	100.00%
Country of Incorporation	Bermuda
Viking Ocean Cruises Ltd [Member]
Disclosure of subsidiaries [line items]
Ownership	100.00%
Country of Incorporation	Bermuda
Viking Ocean Cruises II Ltd [Member]
Disclosure of subsidiaries [line items]
Ownership	100.00%
Country of Incorporation	Bermuda
Viking Ocean Cruises Ship I Ltd [Member]
Disclosure of subsidiaries [line items]
Ownership	100.00%
Country of Incorporation	Bermuda
Viking Ocean Cruises Ship II Ltd [Member]
Disclosure of subsidiaries [line items]
Ownership	100.00%
Country of Incorporation	Bermuda
Viking Ocean Cruises Ship V Ltd [Member]
Disclosure of subsidiaries [line items]
Ownership	100.00%
Country of Incorporation	Bermuda
Viking Ocean Cruises Ship VI Ltd [Member]
Disclosure of subsidiaries [line items]
Ownership	100.00%
Country of Incorporation	Bermuda
Viking Ocean Cruises Ship VII Ltd [Member]
Disclosure of subsidiaries [line items]
Ownership	100.00%
Country of Incorporation	Bermuda
Viking Ocean Cruises Ship VIII Ltd [Member]
Disclosure of subsidiaries [line items]
Ownership	100.00%
Country of Incorporation	Bermuda
Viking Ocean Cruises Ship IX Ltd [Member]
Disclosure of subsidiaries [line items]
Ownership	100.00%
Country of Incorporation	Bermuda
Viking Ocean Cruises Ship X Ltd [Member]
Disclosure of subsidiaries [line items]
Ownership	100.00%
Country of Incorporation	Bermuda
Viking Ocean Cruises Ship XI Ltd [Member]
Disclosure of subsidiaries [line items]
Ownership	100.00%
Country of Incorporation	Bermuda
Viking Ocean Cruises Ship XII Ltd [Member]
Disclosure of subsidiaries [line items]
Ownership	100.00%
Country of Incorporation	Bermuda
Viking Ocean Cruises Ship XIII Ltd [Member]
Disclosure of subsidiaries [line items]
Ownership	100.00%
Country of Incorporation	Bermuda
Viking Ocean Cruises Ship XIV Ltd [Member]
Disclosure of subsidiaries [line items]
Ownership	100.00%
Country of Incorporation	Bermuda
Viking Ocean Cruises Ship XV Ltd [Member]
Disclosure of subsidiaries [line items]
Ownership	100.00%
Country of Incorporation	Bermuda
Viking Ocean Cruises Ship XVI Ltd [Member]
Disclosure of subsidiaries [line items]
Ownership	100.00%
Country of Incorporation	Bermuda
Viking Ocean Cruises Ship XVII Ltd [Member]
Disclosure of subsidiaries [line items]
Ownership	100.00%
Country of Incorporation	Bermuda
Viking Ocean Cruises Ship XVIII Ltd [Member]
Disclosure of subsidiaries [line items]
Ownership	100.00%
Country of Incorporation	Bermuda
Viking Ocean Cruises Ship XIX Ltd [Member]
Disclosure of subsidiaries [line items]
Ownership	100.00%
Country of Incorporation	Bermuda
Viking Ocean Cruises Ship XX Ltd [Member]
Disclosure of subsidiaries [line items]
Ownership	100.00%
Country of Incorporation	Bermuda
Viking Ocean Cruises Ship XXI Ltd [Member]
Disclosure of subsidiaries [line items]
Ownership	100.00%
Country of Incorporation	Bermuda
Viking Ocean Cruises Ship XXII Ltd [Member]
Disclosure of subsidiaries [line items]
Ownership	100.00%
Country of Incorporation	Bermuda
Viking Ocean Cruises Ship XXIII Ltd [Member]
Disclosure of subsidiaries [line items]
Ownership	100.00%
Country of Incorporation	Bermuda
Viking Ocean Cruises Ship XXIV Ltd [Member]
Disclosure of subsidiaries [line items]
Ownership	100.00%
Country of Incorporation	Bermuda
Viking River Cruises (Bermuda) Ltd [Member]
Disclosure of subsidiaries [line items]
Ownership	100.00%
Country of Incorporation	Bermuda
Viking River Cruises Ltd [Member]
Disclosure of subsidiaries [line items]
Ownership	100.00%
Country of Incorporation	Bermuda
Viking River Tours Ltd [Member]
Disclosure of subsidiaries [line items]
Ownership	100.00%
Country of Incorporation	Bermuda
Viking Sea Ltd [Member]
Disclosure of subsidiaries [line items]
Ownership	100.00%
Country of Incorporation	Bermuda
Viking Services Ltd [Member]
Disclosure of subsidiaries [line items]
Ownership	100.00%
Country of Incorporation	Bermuda
Viking Tours Ltd [Member]
Disclosure of subsidiaries [line items]
Ownership	100.00%
Country of Incorporation	Bermuda
Viking Services V.R.C.S (Cambodia) Co., Ltd [Member]
Disclosure of subsidiaries [line items]
Ownership	100.00%
Country of Incorporation	Cambodia
Shenzhen China Merchants Viking Cruises Tourism Ltd [Member]
Disclosure of subsidiaries [line items]
Ownership	50.00%
Country of Incorporation	China
Viking Cruises (Shanghai) Ltd [Member]
Disclosure of subsidiaries [line items]
Ownership	100.00%
Country of Incorporation	China
Dilo Holdings Limited [Member]
Disclosure of subsidiaries [line items]
Ownership	99.80%
Country of Incorporation	Cyprus
Laspenta Holdings Limited [Member]
Disclosure of subsidiaries [line items]
Ownership	100.00%
Country of Incorporation	Cyprus
Sherry Nile Cruises Company for Floating Hotels JSC [Member]
Disclosure of subsidiaries [line items]
Ownership	55.00%
Country of Incorporation	Egypt
Viking Aton Nile Cruises LLC [Member]
Disclosure of subsidiaries [line items]
Ownership	95.00%
Country of Incorporation	Egypt
Viking Osiris Nile Cruises JSC [Member]
Disclosure of subsidiaries [line items]
Ownership	95.00%
Country of Incorporation	Egypt
Viking River Cruises Egypt for Floating Hotels (S.A.E.) [Member]
Disclosure of subsidiaries [line items]
Ownership	95.00%
Country of Incorporation	Egypt
Viking Catering France SAS [Member]
Disclosure of subsidiaries [line items]
Ownership	100.00%
Country of Incorporation	France
Viking Cruises S.A. [Member]
Disclosure of subsidiaries [line items]
Ownership	100.00%
Country of Incorporation	France
Ship & Dock Service GmbH [Member]
Disclosure of subsidiaries [line items]
Ownership	100.00%
Country of Incorporation	Germany
Viking Technical GmbH [Member]
Disclosure of subsidiaries [line items]
Ownership	100.00%
Country of Incorporation	Germany
Viking River Cruises UK Limited [Member]
Disclosure of subsidiaries [line items]
Ownership	100.00%
Country of Incorporation	Great Britain
Viking Cruises Asia Limited [Member]
Disclosure of subsidiaries [line items]
Ownership	100.00%
Country of Incorporation	Hong Kong
Viking Investments Hong Kong Ltd [Member]
Disclosure of subsidiaries [line items]
Ownership	100.00%
Country of Incorporation	Hong Kong
River Dock Danube Investment Ltd. [Member]
Disclosure of subsidiaries [line items]
Ownership	100.00%
Country of Incorporation	Hungary
Viking Hungary Kft [Member]
Disclosure of subsidiaries [line items]
Ownership	100.00%
Country of Incorporation	Hungary
Viking Kikoto Zartkoruen Mukodo Reszvenytarsasag [Member]
Disclosure of subsidiaries [line items]
Ownership	100.00%
Country of Incorporation	Hungary
Viking Travel Services Limited [Member]
Disclosure of subsidiaries [line items]
Ownership	100.00%
Country of Incorporation	Isle of Man
Viking River Cruises Limited [Member]
Disclosure of subsidiaries [line items]
Ownership	100.00%
Country of Incorporation	Liberia
Viking Croisieres S.A. [Member]
Disclosure of subsidiaries [line items]
Ownership	100.00%
Country of Incorporation	Luxembourg
Viking Hydrogen AS [Member]
Disclosure of subsidiaries [line items]
Ownership	100.00%
Country of Incorporation	Norway
Viking Cruises Portugal, S.A. [Member]
Disclosure of subsidiaries [line items]
Ownership	100.00%
Country of Incorporation	Portugal
Passenger Fleet LLC [Member]
Disclosure of subsidiaries [line items]
Ownership	100.00%
Country of Incorporation	Russia
Riverport sro [Member]
Disclosure of subsidiaries [line items]
Ownership	100.00%
Country of Incorporation	Slovak Republic
Viking Catering AG [Member]
Disclosure of subsidiaries [line items]
Ownership	100.00%
Country of Incorporation	Switzerland
Viking Cruises (Switzerland) A G [Member]
Disclosure of subsidiaries [line items]
Ownership	100.00%
Country of Incorporation	Switzerland
Viking River Cruises A G [Member]
Disclosure of subsidiaries [line items]
Ownership	100.00%
Country of Incorporation	Switzerland
Viking Fleet Ukraine Ltd. [Member]
Disclosure of subsidiaries [line items]
Ownership	100.00%
Country of Incorporation	Ukraine
Viking Ukraine Ltd. [Member]
Disclosure of subsidiaries [line items]
Ownership	99.90%
Country of Incorporation	Ukraine
Viking Catering USA LLC [Member]
Disclosure of subsidiaries [line items]
Ownership	100.00%
Country of Incorporation	USA
Viking Mississippi LLC [Member]
Disclosure of subsidiaries [line items]
Ownership	100.00%
Country of Incorporation	USA
Viking Mississippi Services LLC [Member]
Disclosure of subsidiaries [line items]
Ownership	100.00%
Country of Incorporation	USA
Viking River Cruises, Inc. [Member]
Disclosure of subsidiaries [line items]
Ownership	100.00%
Country of Incorporation	USA
Viking River Cruises (International) LLC [Member]
Disclosure of subsidiaries [line items]
Ownership	100.00%
Country of Incorporation	USA
Viking USA LLC [Member]
Disclosure of subsidiaries [line items]
Ownership	100.00%
Country of Incorporation	USA